Discontinued operations - Current Assets - Discontinued Operations and Non-Current Assets - Discontinued Operations (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Accounts receivable	$ 0.1	$ 29.4
Inventories	0.0	23.0
Prepaid expenses and other	11.7	12.5
Acquisition related assets	70.1	72.3
Assets, current	81.9	137.2
Property, plant and equipment	0.0	332.2
Right-of-use assets	0.0	3.2
Deferred tax assets	0.0	1.8
Other assets	0.0	61.7
Assets, non-current	81.9	536.1
Current liabilities:
Accounts payable and accrued liabilities	14.9	17.8
Deferred revenue	0.0	3.8
Income tax payable	106.6	77.6
Operating lease liabilities - current	0.3	1.1
Other liabilities - current	2.4	17.4
Liabilities, current	124.2	117.7
Noncurrent Liability
Operating lease liabilities	1.9	2.7
Other liabilities	1.2	13.8
Liabilities, noncurrent	$ 127.3	$ 134.2